Fair Values - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 569,691,898	$ 489,641,114	$ 450,614,394
Liabilities	507,844,212	422,162,798	404,941,516
Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,047,932
Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	14,424,134
Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	10,817,492
Fair value level 1 [member]
Disclosure of fair value measurement of assets [line items]
Total	18,481,985	47,992,730	33,821,315
Fair value level 1 [member] | Argentine central bank bills and notes [member]
Disclosure of fair value measurement of assets [line items]
Assets		26,367,677	16,158,217
Fair value level 1 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	2,952,344	13,679,229	7,110,319
Fair value level 1 [member] | Private securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	308,755	1,009,000	778,214
Fair value level 1 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,264,431	4,516,227	4,544,877
Fair value level 1 [member] | Other debt securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	9,112,099	142,450	930,257
Fair value level 1 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,184,346	2,249,914	4,205,704
Fair value level 1 [member] | Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	26,795	28,233	93,727
Fair value level 1 [member] | Liabilities at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	1,366,785
Fair value level 2 [member]
Disclosure of fair value measurement of assets [line items]
Total	70,898,420	(7,169)	1,993,853
Fair value level 2 [member] | Argentine central bank bills and notes [member]
Disclosure of fair value measurement of assets [line items]
Assets	70,097,764
Fair value level 2 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,278,048		1,972,400
Fair value level 2 [member] | Private securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	36,270	5,906	10,541
Fair value level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,785,640	775,674	229,436
Fair value level 2 [member] | Other financial assets [member]
Disclosure of fair value measurement of assets [line items]
Assets	39,000	57,582	71,860
Fair value level 2 [member] | Financial assets pledged as collateral [member]
Disclosure of fair value measurement of assets [line items]
Assets	275,366
Fair value level 2 [member] | Liabilities at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	777,879
Fair value level 2 [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Liabilities	1,835,789	846,331	290,384
Fair value level 3 [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,396,241	1,769,675		$ 2,881,461
Total	1,396,241	1,769,675	2,881,461
Fair value level 3 [member] | Government securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	469,414	243,931	576,840	576,840
Fair value level 3 [member] | Private securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	792,568	1,442,054	2,211,213	2,211,213
Fair value level 3 [member] | Equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 134,259	$ 83,690	$ 93,408	$ 93,408